Related party transactions - Related party statement of income or loss (Details)			6 Months Ended		12 Months Ended
	Jul. 01, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage expenses					$ (7,943,000)	$ (5,366,000)	$ (4,495,000)
Vessel operating costs					(31,851,000)	(34,826,000)	(33,061,000)
Administrative expenses					21,649,000	19,371,000	15,450,000
Time charter revenue					170,237,000	153,881,000	153,260,000
Restricted stock amortization					$ 71,654,000	$ 62,509,000	47,340,000
Restricted Stock
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares					1,847,748	1,472,800
Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Voyage revenue					$ 3,565,000	$ 2,250,000	0
Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Purchases of bunkers					$ (3,792,000)	(3,132,000)	(4,784,000)
Other related parties
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Pool revenue					$ 37,262,000	20,226,000	21,555,000
Administrative fees charged by SSH					(9,200,000)	9,900,000	10,500,000
Reimbursement of expenses					17,660		25,145
Other related parties | Scorpio Services Holding Limited (SSH) | STI Spiga | Vessels
Disclosure of transactions between related parties [line items]
Time charter revenue					1,200,000
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization					$ 12,400,000	$ 9,500,000	$ 5,000,000.0
Issuance of restricted stock, net of forfeitures (in shares) | shares					766,129	803,334	695,400
Proceeds from issuing shares					$ 0	$ 0	$ 0
Other related parties | Prepaid expense - SCM
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, percent			1.50%		1.50%	1.50%	1.50%
Commission on gross revenue per charter fixture when excluded in pools, percent					1.25%	1.25%	1.25%
Reimbursement of expenses					$ 12,788	$ 1,659	$ 26,653
Other related parties | Prepaid expense - SCM | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 285		$ 285	$ 250	285		250
Fees charged by pool manager, per vessel, per day when out of pools		$ 285			285	285	250
Other related parties | Prepaid expense - SCM | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 360		$ 360	$ 325	360		325
Fees charged by pool manager, per vessel, per day when out of pools		335			335	335	300
Other related parties | Prepaid vessel operating expenses - SSM
Disclosure of transactions between related parties [line items]
Technical management fee					25,900,000	28,100,000	28,300,000
Crew wages					123,900,000	134,600,000	136,300,000
Fixed annual technical management fee		$ 187,500			187,500	187,500	175,000
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Voyage expenses					400,000	300,000	500,000
Vessel operating costs					5,900,000	6,700,000	4,800,000
Other related parties | Geoserve Energy Transport DMCC
Disclosure of transactions between related parties [line items]
Emissions management fees					400,000	500,000
Emissions management fees, per vessel					350	350
Emissions management fees, per charter-out vessel					$ 150	$ 150
Emissions management fees, percentage per carbon trade					1.25%	1.25%
Other related parties | Fowe Eco Solutions Ltd. (FOWE)
Disclosure of transactions between related parties [line items]
Licensing fee, realized fuel efficiency					$ 2,700,000	$ 300,000
Other related parties | Insurance Broker
Disclosure of transactions between related parties [line items]
Insurance premiums, related party transaction					16,800,000	18,400,000	12,200,000
Scorpio MR Pool Limited | Other related parties | MR
Disclosure of transactions between related parties [line items]
Pool revenue					323,088,000	497,003,000	605,442,000
Scorpio MR Pool Limited | Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue					323,088,000	497,003,000	605,442,000
Scorpio LR2 Pool Limited | Other related parties | LR2
Disclosure of transactions between related parties [line items]
Pool revenue					302,048,000	416,014,000	405,244,000
Scorpio LR2 Pool Limited | Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue					302,048,000	416,014,000	405,244,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue					108,999,000	118,432,000	135,481,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue					108,999,000	118,432,000	135,481,000
Mercury Pool Limited | Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Pool revenue					$ 20,132,000	$ 36,977,000	$ 9,077,000